Restricted cash	12 Months Ended
Dec. 31, 2022
Restricted Cash and Investments [Abstract]
Restricted cash
Note 15 – Restricted cash
Restricted cash consists of the following:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
		(As adjusted)
Demand deposit pledged as collateral for tax related guarantee	74	63
Cash held in escrow	23	23
Accounts pledged as collateral for performance bonds and similar guarantees	10	28
Accounts pledged as collateral for guarantees related to rig recycling	—	14
Proceeds from rig sales	—	47
Accounts pledged as collateral for SFL Leases	—	37
Other	11	11
Total restricted cash	118	223
Restricted cash is presented in our Consolidated Balance Sheets as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
		(As adjusted)
Current restricted cash	44	160
Non-current restricted cash	74	63
Total restricted cash	118	223